COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS	6 Months Ended
Jun. 30, 2014
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS

9.          COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS

Changes in Accumulated other comprehensive loss (AOCI) attributable to Enbridge common shareholders for the six months ended June 30, 2014 and 2013 are as follows:

	Cash Flow Hedges	Net Investment Hedges [6]	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2014	(1)	378	(778)	(15)	(183)	(599)
Other comprehensive income/(loss) retained in AOCI	(514)	10	(8)	7	-	(505)
Other comprehensive gains reclassified to earnings
Interest rate contracts[1]	55	-	-	-	-	55
Commodity contracts[2]	7	-	-	-	-	7
Foreign exchange contracts[3]	15	-	-	-	-	15
Other contracts[4]	9	-	-	-	-	9
Amortization of pension and OPEB actuarial loss[5]	-	-	-	-	6	6
	(428)	10	(8)	7	6	(413)
Tax impact
Income tax on amounts retained in AOCI	141	(1)	-	-	-	140
Income tax on amounts reclassified to earnings	(11)	-	-	-	(3)	(14)
	130	(1)	-	-	(3)	126
Balance at June 30, 2014	(299)	387	(786)	(8)	(180)	(886)

	Cash Flow Hedges	Net Investment Hedges [6]	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2013	(621)	474	(1,265)	(26)	(324)	(1,762)
Other comprehensive income/(loss) retained in AOCI	609	(86)	357	6	-	886
Other comprehensive gains/(loss) reclassified to earnings
Interest rate contracts[1]	53	-	-	-	-	53
Commodity contracts[2]	(1)	-	-	-	-	(1)
Foreign exchange contracts[3]	(3)	-	-	-	-	(3)
Amortization of pension and OPEB actuarial loss[5]	-	-	-	-	23	23
	658	(86)	357	6	23	958
Tax impact
Income tax on amounts retained in AOCI	(160)	12	-	-	-	(148)
Income tax on amounts reclassified to earnings	(10)	-	-	-	(6)	(16)
	(170)	12	-	-	(6)	(164)
Balance at June 30, 2013	(133)	400	(908)	(20)	(307)	(968)

1	Reported within Interest expense in the Consolidated Statements of Earnings.
2	Reported within Commodity costs in the Consolidated Statements of Earnings.
3	Reported within Other income/(expense) in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.
5	These components are included in the computation of net periodic pension costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.
6

Other comprehensive income/(loss) retained in AOCI includes a $10 million unrealized gain (2013 - $17 million unrealized loss) on foreign currency translation of United States dollar denominated long-term debt designated as a hedge of net investments in United States dollar denominated investments and subsidiaries.